Share Capital and Reserves - Summary of Share Capital (Parenthetical) (Detail) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share	€ 0.32	€ 0.32
Percentage of shares representing in total issued share capital	93.73%	93.73%
Income Shares [member]
Disclosure of classes of share capital [line items]
Par value per share	€ 0.02	€ 0.02
Percentage of shares representing in total issued share capital	5.86%	5.86%
Description of voting rights	Income Shares carry no voting rights.
Date of issued share capital created	Aug. 29, 1988